August 1, 2002

VIA EDGAR

Re: SunAmerica Series Trust (the "Registrant")

Securities Act File No. 33-52742

Investment Company Act No. 811-7238

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Registrant, dated August 1, 2002, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on July 8, 2002.

Please provide a Notice of Acceptance for receipt of this filing.

Very truly yours,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Assistant Secretary